UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.17%
Corporate-Backed Revenue Bonds – 1.36%
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	$737,483
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A
4.50% 10/1/37 (AMT)#	725,000	590,411
		1,327,894
Education Revenue Bonds – 17.38%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy Project) Series A
4.00% 8/1/36	110,000	91,826
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	480,538
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	322,675
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A
5.50% 8/1/36	420,000	442,142
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	533,302
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	320,000	278,803
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	483,885
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	522,889
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,060,130
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,034,210
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	260,897
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	469,400
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	340,584
Series 6-U 4.50% 10/1/23	265,000	278,205
Series 8-I 5.00% 10/1/31	130,000	145,019
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	139,680
Series 8-G 5.00% 12/1/32	125,000	139,066
Series 8-N 4.00% 10/1/33	200,000	203,908
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,038,970
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,474,214

NQ- 309 [11/16] 1/17 (18319)     1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	$601,422
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	425,000	443,934
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	370,000	359,189
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	258,170
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,126,210
Series A 5.00% 4/1/37	1,125,000	1,286,291
Series A 5.25% 12/1/28	750,000	850,012
Series D 5.00% 12/1/26	1,000,000	1,130,900
State Supported Stadium Debt Series A 5.00% 8/1/26	1,000,000	1,172,260
		16,968,731
Electric Revenue Bonds – 7.34%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,208,300
Series E 5.00% 1/1/23	1,000,000	1,109,100
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	283,923
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/36	200,000	220,570
5.00% 10/1/47	210,000	229,608
Series A 5.00% 10/1/29	500,000	560,175
Series A 5.00% 10/1/30	240,000	267,434
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	170,252
5.00% 1/1/31	350,000	391,415
Series A 5.00% 1/1/25	200,000	225,892
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,495,857
		7,162,526
Healthcare Revenue Bonds – 28.89%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	278,054

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34	750,000	$786,653
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	1,175,000	1,367,395
5.00% 11/1/25	250,000	288,207
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	474,048
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	135,499
Series A 5.00% 4/1/40	125,000	125,327
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	813,098
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	502,730
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	277,838
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	770,000	759,751
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	297,834
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/31	320,000	352,858
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	555,210
Series A 5.00% 11/15/34	500,000	551,175
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	1,465,000	1,587,298
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.00% 11/1/35	530,000	525,500
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,099,820
Minnesota Agricultural & Economic Development Board
Revenue
(Essentia Remarketing) Series C-1 5.50% 2/15/25 (AGC)	2,500,000	2,749,025

NQ- 309 [11/16] 1/17 (18319)     3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	$475,689
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,024,889
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	925,000	1,027,055
(Olmsted Medical Center Project) 5.125% 7/1/20	820,000	884,960
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,121,673
Series A 6.125% 9/1/30	845,000	852,960
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	565,346
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	865,000	861,384
Series A Unrefunded Balance 5.125% 5/1/30	360,000	389,920
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,203,600
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,049,170
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,659,720
5.00% 7/1/33	200,000	220,516
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	165,000	179,081
Series A 5.00% 11/15/30	120,000	129,709
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A
6.25% 8/1/30	1,000,000	1,013,890
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	510,990
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	505,585
		28,203,457
Housing Revenue Bonds – 0.40%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	120,000	120,237

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	$273,118
		393,355
Lease Revenue Bonds – 5.22%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,209,989
Series A 5.00% 6/1/43	715,000	783,426
Series B 5.00% 3/1/27	1,000,000	1,126,690
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,096,660
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue
5.25% 10/1/25	880,000	881,531
		5,098,296
Local General Obligation Bonds – 8.55%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	519,410
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities) Series A 4.00% 2/1/27	445,000	479,577
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	263,417
Hennepin County
Series A 5.00% 12/1/36	1,000,000	1,160,470
Series B 4.00% 12/1/20	500,000	545,260
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,500,135
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,052,464
South Washington County Independent School District
No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	774,150
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,052,290
		8,347,173
Pre-Refunded / Escrowed to Maturity Bonds – 14.87%
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	500,000	518,380
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22-19§	1,000,000	1,055,320

NQ- 309 [11/16] 1/17 (18319)     5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded / Escrowed to Maturity Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A
6.625% 11/15/28-18§	1,500,000	$1,656,795
Minnesota
(Various Purposes) Series A 5.00% 12/1/21-19§	500,000	552,075
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.25% 6/1/18 (AGC)	1,170,000	1,224,358
4.50% 6/1/25-19 (AGC)§	1,000,000	1,075,770
St. Cloud Health Care Revenue
(Centracare Health System Project) Series A
5.125% 5/1/30-20§	2,960,000	3,304,070
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29-19§	1,000,000	1,103,500
Series C 5.625% 7/1/26-18§	2,500,000	2,676,550
St. Paul Sewer Revenue
Series D 5.00% 12/1/20-18§	1,275,000	1,348,644
		14,515,462
Special Tax Revenue Bonds – 0.57%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	103,692
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	450,948
		554,640
State General Obligation Bonds – 6.14%
Minnesota
Series A 5.00% 8/1/27	1,610,000	1,913,759
Series A 5.00% 8/1/29	1,000,000	1,175,420
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	457,376
(Various Purposes)
Series A 5.00% 8/1/32	1,120,000	1,281,481
Series F 5.00% 10/1/22	1,000,000	1,164,450
		5,992,486
Transportation Revenue Bonds – 5.97%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,264,435
Subordinate
Series A 5.00% 1/1/31	700,000	802,662
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,067,770
Series B 5.00% 1/1/26	710,000	796,429

6     NQ- 309 [11/16] 1/17 (18319)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Subordinate
Series B 5.00% 1/1/31	750,000	$825,825
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,073,480
		5,830,601
Water & Sewer Revenue Bonds – 1.48%
Guam Government Waterworks Authority
5.00% 1/1/46	305,000	327,820
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,116,800
		1,444,620
Total Municipal Bonds (cost $94,049,835)		95,839,241

Short-Term Investment – 0.77%
Variable Rate Demand Note – 0.77%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Health Care)
Series B 0.47% 8/15/25 (AGM) (SPA – U.S. Bank N.A.)	750,000	750,000
Total Short-Term Investment (cost $750,000)		750,000

Total Value of Securities – 98.94%
(cost $94,799,835)		96,589,241

Receivables and Other Assets Net of Liabilities – 1.06%		1,032,433
Net Assets Applicable to 8,967,531 Shares Outstanding – 100.00%		$97,621,674

NQ- 309 [11/16] 1/17 (18319)     7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $1,508,393, which represents 1.55% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of Nov. 30, 2016. Interest rates reset periodically.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
N.A. – National Association
SPA – Stand-by Purchase Agreement

8     NQ- 309 [11/16] 1/17 (18319)

Notes
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Intermediate Tax-Free Funds (Trust) - Delaware Tax-Free Minnesota Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$94,799,835
Aggregate unrealized appreciation	$2,948,809
Aggregate unrealized depreciation	(1,159,403)
Net unrealized appreciation	$1,789,406

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ- 309 [11/16] 1/17 (18319)     9

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 2
Municipal Bonds	$95,839,241
Short-Term Investments	750,000
Total Value of Securities	$96,589,241

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

10     NQ- 309 [11/16] 1/17 (18319)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: